Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.3%
ATI, Inc.
(a)
......................... 13,234 $ 2,480,581
Axon Enterprise, Inc.
(a) (b)
............... 7,583 4,002,004
Boeing Co. (The)
(a)
................... 77,761 16,807,263
BWX Technologies, Inc. ............... 9,119 1,538,375
Carpenter Technology Corp. ............ 4,847 2,518,792
Curtiss-Wright Corp. .................. 3,638 2,633,912
GE Aerospace ...................... 103,868 37,399,751
HEICO Corp. ...................... 4,197 1,495,643
HEICO Corp. , Class A ................. 7,763 1,997,265
Howmet Aerospace, Inc. ............... 39,746 11,218,706
L3Harris Technologies, Inc. ............. 11,698 3,241,048
Northrop Grumman Corp. .............. 5,677 3,079,659
Rocket Lab Corp.
(a)
.................. 53,513 3,475,669
Textron, Inc. ....................... 6,378 543,788
TransDigm Group, Inc. ................ 5,356 6,718,459
Woodward, Inc. ..................... 5,886 2,123,374
101,274,289
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. ........... 11,322 1,672,599
Expeditors International of Washington, Inc. .. 6,484 1,088,599
2,761,198
Automobiles — 1.8%
(a)
Rivian Automotive, Inc. , Class A .......... 45,157 687,290
Tesla, Inc. ......................... 172,958 53,826,259
54,513,549
Banks — 0.1%
Citizens Financial Group, Inc. ........... 21,037 1,507,301
Fifth Third Bancorp .................. 36,442 2,058,973
First Citizens BancShares, Inc. , Class A ..... 257 561,969
4,128,243
Beverages — 0.2%
Monster Beverage Corp.
(a) (b)
............. 67,943 6,548,346
Biotechnology — 0.5%
(a)
Alnylam Pharmaceuticals, Inc. ........... 13,142 2,700,944
Incyte Corp. ....................... 6,767 808,792
Insmed, Inc. ....................... 21,364 2,106,490
Natera, Inc. ........................ 13,472 3,607,263
Revolution Medicines, Inc. .............. 7,981 1,496,677
Roivant Sciences Ltd. ................. 19,550 662,941
Summit Therapeutics, Inc. .............. 13,322 173,452
United Therapeutics Corp. .............. 2,202 1,139,997
Vertex Pharmaceuticals, Inc. ............ 7,488 3,572,525
16,269,081
Broadline Retail — 4.9%
Amazon.com, Inc.
(a)
.................. 535,084 145,318,113
Coupang, Inc. , Class A
(a)
............... 126,433 2,067,179
eBay, Inc. ......................... 17,078 1,947,063
MercadoLibre, Inc.
(a)
.................. 2,065 3,877,967
153,210,322
Building Products — 0.6%
Carrier Global Corp. .................. 42,077 2,600,779
Johnson Controls International plc ........ 60,649 8,894,782
Lennox International, Inc. .............. 3,177 1,321,251
Trane Technologies plc ................ 11,526 5,243,754
18,060,566
Capital Markets — 2.0%
Ameriprise Financial, Inc. .............. 3,783 2,064,913
Ares Management Corp. , Class A ......... 20,660 2,646,339
Security
Shares
Shares Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The) ...... 40,462 $ 6,325,424
Blackstone, Inc. , Class A ............... 22,799 2,912,572
Charles Schwab Corp. (The) ............ 55,208 5,810,090
Coinbase Global, Inc. , Class A
(a)
.......... 21,946 3,209,822
Interactive Brokers Group, Inc. , Class A ..... 43,833 3,856,866
KKR & Co., Inc. ..................... 31,144 3,158,936
LPL Financial Holdings, Inc. ............. 7,683 2,717,477
Moody's Corp. ...................... 14,995 7,173,308
MSCI, Inc. , Class A .................. 7,036 4,026,281
Nasdaq, Inc. ....................... 36,752 3,461,671
Northern Trust Corp. .................. 9,494 1,729,712
Raymond James Financial, Inc. .......... 7,699 1,354,870
Robinhood Markets, Inc. , Class A
(a)
........ 77,095 6,673,343
S&P Global, Inc. .................... 9,416 3,878,733
State Street Corp. ................... 11,663 2,147,858
63,148,215
Chemicals — 0.6%
Air Products & Chemicals, Inc. ........... 10,061 2,966,888
Albemarle Corp. .................... 6,237 733,721
Corteva, Inc. ....................... 37,937 2,986,021
Ecolab, Inc. ....................... 25,044 6,952,966
Sherwin-Williams Co. (The) ............. 14,778 5,037,081
18,676,677
Commercial Services & Supplies — 0.5%
Cintas Corp. ....................... 34,083 6,974,404
Clean Harbors, Inc.
(a)
................. 5,003 1,565,338
Copart, Inc.
(a)
...................... 50,217 1,462,319
Republic Services, Inc. , Class A .......... 11,783 2,480,911
Rollins, Inc. ........................ 31,543 1,197,688
Veralto Corp. ....................... 13,448 1,266,398
14,947,058
Communications Equipment — 1.2%
Arista Networks, Inc.
(a)
................ 101,950 18,386,683
Ciena Corp.
(a)
...................... 14,020 5,286,241
F5, Inc.
(a)
......................... 2,690 1,082,913
Lumentum Holdings, Inc.
(a)
............. 7,692 5,491,626
Motorola Solutions, Inc. ............... 16,585 7,226,914
37,474,377
Construction & Engineering — 0.7%
API Group Corp.
(a)
................... 37,731 1,497,166
Comfort Systems USA, Inc. ............. 3,381 5,848,082
EMCOR Group, Inc. .................. 4,248 3,387,483
MasTec, Inc.
(a)
...................... 6,019 1,583,599
Quanta Services, Inc. ................. 14,618 9,755,468
22,071,798
Construction Materials — 0.3%
CRH plc .......................... 23,591 2,241,381
Martin Marietta Materials, Inc. ........... 6,042 3,172,896
Vulcan Materials Co. ................. 12,490 3,354,439
8,768,716
Consumer Finance — 0.2%
American Express Co. ................ 14,854 4,994,657
SoFi Technologies, Inc.
(a) (b)
............. 125,945 2,054,163
7,048,820
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc. ............ 3,649 3,178,279
Costco Wholesale Corp. ............... 19,248 18,321,979
US Foods Holding Corp.
(a)
.............. 11,368 1,143,507
Walmart, Inc. ....................... 171,727 19,096,042
41,739,807

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Ball Corp. ......................... 12,926 $ 838,897
International Paper Co. ................ 22,648 924,718
Packaging Corp. of America ............ 4,161 1,022,940
2,786,555
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 26,558 1,566,391
Electric Utilities — 0.4%
American Electric Power Co., Inc. ......... 22,607 2,890,305
Constellation Energy Corp. ............. 20,024 5,261,306
Entergy Corp. ...................... 23,942 2,576,638
NRG Energy, Inc. .................... 9,151 1,228,888
PPL Corp. ........................ 24,768 872,081
12,829,218
Electrical Equipment — 2.2%
AMETEK, Inc. ...................... 22,846 5,522,107
Bloom Energy Corp. , Class A
(a)
........... 26,417 5,436,883
Eaton Corp. plc ..................... 15,126 6,280,315
Emerson Electric Co. ................. 34,027 5,097,925
GE Vernova, Inc. .................... 26,747 26,487,287
Hubbell, Inc. , Class B ................. 4,942 2,335,342
Nextpower, Inc. , Class A
(a)
.............. 8,274 743,584
nVent Electric plc .................... 15,923 2,449,435
Rockwell Automation, Inc. .............. 11,036 5,298,163
Vertiv Holdings Co. , Class A ............ 37,179 8,981,331
68,632,372
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. , Class A .............. 121,036 19,450,485
Coherent Corp.
(a)
.................... 18,244 4,796,165
Corning, Inc. ....................... 77,895 10,768,984
Fabrinet
(a)
......................... 3,462 1,507,389
Flex Ltd.
(a)
......................... 34,625 3,938,594
Jabil, Inc. ......................... 10,404 3,277,780
Keysight Technologies, Inc.
(a)
............ 16,873 5,383,837
TD SYNNEX Corp. ................... 3,010 769,657
TE Connectivity plc .................. 18,300 3,764,127
Teledyne Technologies, Inc.
(a)
............ 2,866 1,878,864
TTM Technologies, Inc.
(a)
............... 10,025 1,157,286
56,693,168
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 98,178 5,938,787
TechnipFMC plc ..................... 25,065 1,796,158
7,734,945
Entertainment — 1.4%
Electronic Arts, Inc. .................. 11,106 2,330,705
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 1,490 133,817
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 14,148 1,388,343
Live Nation Entertainment, Inc.
(a)
......... 14,231 2,478,044
Netflix, Inc.
(a)
....................... 418,993 30,045,988
ROBLOX Corp. , Class A
(a)
.............. 63,565 2,262,914
Take-Two Interactive Software, Inc.
(a)
....... 16,905 4,106,563
TKO Group Holdings, Inc. , Class A ........ 4,120 749,057
43,495,431
Financial Services — 2.3%
Affirm Holdings, Inc. , Class A
(a)
........... 28,189 2,015,795
Apollo Global Management, Inc. .......... 27,917 3,506,096
Block, Inc. , Class A
(a)
................. 52,922 4,299,383
Corpay, Inc.
(a)
...................... 3,189 1,218,549
Mastercard, Inc. , Class A ............... 45,714 26,198,694
Security
Shares
Shares Value
Financial Services (continued)
Rocket Cos., Inc. , Class A
(a)
............. 92,331 $ 1,191,070
Toast, Inc. , Class A
(a)
................. 51,416 1,659,194
Visa, Inc. , Class A ................... 82,021 30,030,349
70,119,130
Food Products — 0.1%
Hershey Co. (The) ................... 9,665 1,691,858
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 7,450 1,287,211
Ground Transportation — 0.7%
CSX Corp. ........................ 124,416 6,270,566
JB Hunt Transport Services, Inc. ......... 7,464 2,028,342
Norfolk Southern Corp. ................ 9,951 3,338,362
Old Dominion Freight Line, Inc. .......... 18,482 3,920,771
Uber Technologies, Inc.
(a)
.............. 50,238 3,534,746
XPO, Inc.
(a)
........................ 11,580 2,327,233
21,420,020
Health Care Equipment & Supplies — 1.0%
Dexcom, Inc.
(a)
..................... 38,244 3,191,462
Edwards Lifesciences Corp.
(a)
........... 54,986 4,732,645
IDEXX Laboratories, Inc.
(a)
.............. 7,491 4,187,993
Intuitive Surgical, Inc.
(a)
................ 35,005 12,368,317
Medline, Inc. , Class A
(a)
................ 25,816 1,014,053
ResMed, Inc. ...................... 7,897 1,666,109
STERIS plc ........................ 4,197 958,595
Stryker Corp. ...................... 10,782 3,511,697
31,630,871
Health Care Providers & Services — 0.5%
Cardinal Health, Inc. .................. 12,779 2,939,553
Cencora, Inc. ...................... 19,148 5,961,538
Centene Corp.
(a)
.................... 25,390 1,579,766
Humana, Inc. ...................... 4,894 1,780,731
McKesson Corp. .................... 3,126 2,676,450
14,938,038
Health Care REITs — 0.7%
Ventas, Inc. ....................... 46,184 4,318,666
Welltower, Inc. ...................... 70,055 16,423,694
20,742,360
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 14,937 3,043,862
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. , Class A
(a)
................. 39,974 6,056,860
Carnival Corp. Ltd. ................... 48,971 1,361,884
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 126,091 4,693,107
Darden Restaurants, Inc. .............. 4,908 999,171
DoorDash, Inc. , Class A
(a)
.............. 37,390 7,334,422
Expedia Group, Inc. .................. 6,202 1,827,977
Flutter Entertainment plc
(a)
.............. 6,549 684,174
Hilton Worldwide Holdings, Inc. .......... 22,053 7,067,766
Las Vegas Sands Corp. ............... 15,568 761,120
Marriott International, Inc. , Class A ........ 7,973 2,972,574
Royal Caribbean Cruises Ltd. ........... 24,747 7,876,970
Starbucks Corp. ..................... 57,835 6,087,134
Yum! Brands, Inc. ................... 17,179 2,633,197
50,356,356
Household Durables — 0.1%
Garmin Ltd. ........................ 10,746 3,156,960
Somnigroup International, Inc. ........... 18,499 1,208,540
4,365,500

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.1%
Church & Dwight Co., Inc. .............. 12,066 $ 1,192,242
Colgate-Palmolive Co. ................ 27,001 2,465,191
3,657,433
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.
(a)
................. 2,055 686,576
Vistra Corp. ....................... 33,491 4,963,031
5,649,607
Insurance — 0.7%
Allstate Corp. (The) .................. 12,697 3,353,024
Aon plc , Class A .................... 21,331 7,690,892
Arthur J Gallagher & Co. ............... 15,219 3,795,923
Cincinnati Financial Corp. .............. 7,143 1,269,168
Loews Corp. ....................... 6,066 703,717
Markel Group, Inc.
(a)
.................. 877 1,650,812
Marsh & McLennan Cos., Inc. ........... 17,532 3,325,645
Willis Towers Watson plc ............... 4,065 1,365,515
23,154,696
Interactive Media & Services — 8.3%
Alphabet, Inc. , Class A ................ 329,998 117,522,187
Alphabet, Inc. , Class C, NVS ............ 265,589 94,722,317
Meta Platforms, Inc. , Class A ............ 78,711 43,819,201
Reddit, Inc. , Class A
(a)
................. 13,755 1,934,916
257,998,621
IT Services — 0.9%
Cloudflare, Inc. , Class A
(a)
.............. 31,523 8,794,287
CoreWeave, Inc. , Class A
(a)
............. 17,862 1,281,956
MongoDB, Inc. , Class A
(a)
.............. 7,690 2,595,221
Snowflake, Inc. , Class A
(a)
.............. 33,534 9,834,851
Twilio, Inc. , Class A
(a)
................. 14,231 2,808,488
VeriSign, Inc. ...................... 8,122 2,355,542
27,670,345
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 14,083 1,948,665
Illumina, Inc.
(a)
...................... 9,824 2,014,902
Mettler-Toledo International, Inc.
(a)
........ 1,096 1,552,265
Waters Corp.
(a)
..................... 6,744 2,544,579
West Pharmaceutical Services, Inc. ....... 6,945 2,367,967
10,428,378
Machinery — 1.9%
Caterpillar, Inc. ..................... 24,964 20,340,917
Cummins, Inc. ...................... 13,637 8,648,585
Deere & Co. ....................... 11,632 6,893,938
Dover Corp. ....................... 7,734 1,582,531
Illinois Tool Works, Inc. ................ 15,039 4,315,441
Ingersoll Rand, Inc. .................. 19,520 1,627,578
ITT, Inc. .......................... 8,905 1,745,202
Otis Worldwide Corp. ................. 13,115 943,624
Parker-Hannifin Corp. ................. 4,828 4,714,687
RBC Bearings, Inc.
(a)
................. 3,028 1,669,367
Snap-on, Inc. ...................... 1,927 790,860
Westinghouse Air Brake Technologies Corp. .. 16,699 4,857,071
Xylem, Inc. ........................ 13,925 1,628,807
59,758,608
Media — 0.3%
(a)
AppLovin Corp. , Class A ............... 21,771 8,619,139
EchoStar Corp. , Class A ............... 13,623 1,145,558
9,764,697
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ............... 142,499 8,924,712
Nucor Corp. ....................... 14,225 3,659,950
Security
Shares
Shares Value
Metals & Mining (continued)
Reliance, Inc. ...................... 2,677 $ 1,087,130
Royal Gold, Inc. ..................... 8,393 1,664,752
Steel Dynamics, Inc. .................. 9,278 2,331,190
17,667,734
Multi-Utilities — 0.2%
Ameren Corp. ...................... 11,550 1,265,996
CenterPoint Energy, Inc. ............... 30,108 1,265,740
CMS Energy Corp. ................... 11,031 794,122
NiSource, Inc. ...................... 22,926 1,018,602
Public Service Enterprise Group, Inc. ...... 17,458 1,338,679
WEC Energy Group, Inc. ............... 14,617 1,599,392
7,282,531
Oil, Gas & Consumable Fuels — 0.5%
EQT Corp. ........................ 21,804 1,161,935
Expand Energy Corp. ................. 15,259 1,434,804
Marathon Petroleum Corp. ............. 14,082 4,456,531
Targa Resources Corp. ................ 10,061 2,720,193
Texas Pacific Land Corp. ............... 5,668 2,281,823
Williams Cos., Inc. (The) ............... 51,099 3,655,622
15,710,908
Passenger Airlines — 0.0%
Southwest Airlines Co. ................ 27,458 1,234,786
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 24,626 2,066,121
Pharmaceuticals — 3.0%
Eli Lilly & Co. ...................... 79,445 91,269,594
Zoetis, Inc. , Class A .................. 17,472 1,350,411
92,620,005
Professional Services — 0.1%
Equifax, Inc. ....................... 7,180 1,239,412
Jacobs Solutions, Inc. ................. 5,312 716,748
Verisk Analytics, Inc. , Class A ............ 7,643 1,489,238
3,445,398
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A ............. 11,768 1,727,660
CoStar Group, Inc. ................... 37,974 1,092,132
2,819,792
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 5,683 1,054,822
Equity Residential ................... 13,569 901,660
Essex Property Trust, Inc. .............. 2,818 800,707
Invitation Homes, Inc. ................. 20,492 609,022
Sun Communities, Inc. ................ 5,209 643,207
4,009,418
Retail REITs — 0.2%
Realty Income Corp. ................... 29,580 1,889,275
Simon Property Group, Inc. ............. 15,530 3,562,116
5,451,391
Semiconductors & Semiconductor Equipment — 31.9%
Advanced Micro Devices, Inc.
(a)
.......... 161,475 76,886,321
Amkor Technology, Inc. ................ 12,310 613,900
Analog Devices, Inc. .................. 25,886 9,510,775
Applied Materials, Inc. ................ 78,674 39,940,430
Astera Labs, Inc.
(a)
................... 13,700 4,263,851
Broadcom, Inc. ..................... 461,574 179,681,527
Credo Technology Group Holding Ltd.
(a)
..... 16,350 3,384,286
Entegris, Inc. ....................... 14,985 1,783,964
First Solar, Inc.
(a)
.................... 5,454 1,150,958

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
(a)
....................... 431,263 $ 38,899,923
KLA Corp. ......................... 130,082 23,781,591
Lam Research Corp. ................. 124,525 36,488,315
Lattice Semiconductor Corp.
(a)
........... 13,722 1,705,233
MACOM Technology Solutions Holdings, Inc.
(a)
6,819 1,714,569
Marvell Technology, Inc. ............... 86,417 16,208,373
Microchip Technology, Inc. .............. 53,655 3,986,030
Micron Technology, Inc. ................ 61,170 50,344,745
MKS, Inc. ......................... 6,568 1,953,652
Monolithic Power Systems, Inc. .......... 4,653 6,635,318
NVIDIA Corp. ...................... 2,325,123 466,768,442
NXP Semiconductors NV .............. 16,441 3,767,620
ON Semiconductor Corp.
(a)
............. 38,802 3,166,631
Qnity Electronics, Inc. ................. 20,835 2,733,135
Teradyne, Inc. ...................... 15,527 5,709,123
Texas Instruments, Inc. ................ 40,699 11,222,342
992,301,054
Software — 7.2%
Autodesk, Inc.
(a)
..................... 21,065 4,933,423
Cadence Design Systems, Inc.
(a)
......... 27,316 9,287,986
Circle Internet Group, Inc. , Class A
(a) (b)
...... 17,950 1,123,849
Crowdstrike Holdings, Inc. , Class A
(a)
....... 96,658 18,448,146
Datadog, Inc. , Class A
(a)
............... 30,963 8,297,155
Fair Isaac Corp.
(a)
.................... 2,167 2,433,476
Fortinet, Inc.
(a)
...................... 61,698 9,991,991
Microsoft Corp. ..................... 181,062 84,143,133
Oracle Corp. ....................... 81,240 10,550,639
Palantir Technologies, Inc. , Class A
(a)
...... 219,162 26,970,076
Palo Alto Networks, Inc.
(a)
.............. 80,340 26,659,222
PTC, Inc.
(a)
........................ 7,216 990,035
Roper Technologies, Inc. ............... 3,471 1,360,528
ServiceNow, Inc.
(a)
................... 102,347 11,384,057
Synopsys, Inc.
(a)
.................... 11,504 4,472,295
Trimble, Inc.
(a)
...................... 15,711 888,928
Tyler Technologies, Inc.
(a)
.............. 4,133 1,279,577
Zscaler, Inc.
(a)
...................... 10,264 1,551,917
224,766,433
Specialized REITs — 0.5%
Digital Realty Trust, Inc. ............... 20,715 3,905,192
Equinix, Inc. ....................... 5,543 5,649,869
Extra Space Storage, Inc. .............. 7,202 1,066,184
Iron Mountain, Inc. ................... 20,707 2,532,880
Public Storage ...................... 5,856 1,898,340
SBA Communications Corp. , Class A ....... 4,683 847,529
Weyerhaeuser Co. ................... 41,462 1,037,794
16,937,788
Specialty Retail — 1.1%
AutoZone, Inc.
(a)
.................... 1,641 4,949,666
Burlington Stores, Inc.
(a)
............... 6,252 2,303,737
Carvana Co. , Class A
(a)
................ 66,283 4,133,408
O'Reilly Automotive, Inc.
(a)
.............. 81,851 7,313,387
Ross Stores, Inc. .................... 23,004 5,775,614
TJX Cos., Inc. (The) .................. 41,319 6,501,132
Ulta Beauty, Inc.
(a)
................... 2,521 1,292,844
Williams-Sonoma, Inc. ................ 5,218 1,193,148
33,462,936
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc. ........................ 727,733 224,804,001
Dell Technologies, Inc. , Class C .......... 20,008 8,110,643
Everpure, Inc. , Class A
(a)
............... 31,269 2,413,029
IonQ, Inc.
(a) (b)
....................... 36,799 1,340,955
NetApp, Inc. ....................... 6,390 1,140,615
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.
(a)
..................... 6,465 $ 7,853,876
Seagate Technology Holdings plc ......... 22,189 18,996,669
Super Micro Computer, Inc.
(a) (b)
........... 50,994 1,448,230
Western Digital Corp. ................. 34,067 18,561,064
284,669,082
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc. ....................... 13,143 2,002,599
Trading Companies & Distributors — 0.7%
Fastenal Co. ....................... 109,601 5,229,064
Ferguson Enterprises, Inc. .............. 11,225 2,630,354
Sunbelt Rentals Holdings, Inc. ........... 18,402 1,323,472
United Rentals, Inc. .................. 4,218 4,552,318
Watsco, Inc. ....................... 1,854 573,442
WESCO International, Inc. .............. 1,810 621,717
WW Grainger, Inc. ................... 4,431 6,124,617
21,054,984
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 7,657 1,027,340
Total Long-Term Investments — 99 .9%
(Cost: $ 1,945,962,258 ) ............................ 3,110,587,033
Short-Term Securities
Money Market Funds — 0.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e)
.................. 8,249,338 8,251,813
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 2,428,240 2,428,240
Total Short-Term Securities — 0 .3%
(Cost: $ 10,679,426 ) ............................... 10,680,053
Total Investments — 100 .2%
(Cost: $ 1,956,641,684 ) ............................ 3,121,267,086
Liabilities in Excess of Other Assets — (0.2) % ............. (7,702,535)
Net Assets — 100.0% ...............................
$ 3,113,564,551
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 18,498,540 $ — $ (10,249,360)
(a)
$ 3,483 $ (850) $ 8,251,813 8,249,338 $ 7,922
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,999,316 — (2,571,076)
(a)
— — 2,428,240 2,428,240 41,889 —
$ 3,483 $ (850) $ 10,680,053 $ 49,811 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 12 09/18/26 $ 2,874 $ (71,864)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,110,587,033 $ — $ — $ 3,110,587,033
Short-Term Securities
Money Market Funds ...................................... 10,680,053 — — 10,680,053
$ 3,121,267,086 $ — $ — $ 3,121,267,086
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (71,864) $ — $ — $ (71,864)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust